UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-06292

UBS Investment Trust
(Exact name of registrant as specified in charter)

1285 Avenue of the Americas, New York, New York		10019-6028
(Address of principal executive offices)		(Zip code)

Mark F. Kemper, Esq. UBS Global Asset Management 1285 Avenue of the Americas New York, NY 10019-6028
(Name and address of agent for service)

Copy to: Jack W. Murphy, Esq. Dechert LLP 1900 K Street, N.W. Washington, DC 20006

Registrant’s telephone number, including area code:		212-821 3000

Date of fiscal year end:	August 31

Date of reporting period:	November 30, 2014

Item 1.  Schedule of Investments

UBS U.S. Allocation Fund

Schedule of investments – November 30, 2014 (unaudited)

Security description	Shares	Value ($)
Common stocks—35.89%
Aerospace & defense—0.69%
Precision Castparts Corp.	4,000	951,600
The Boeing Co.	7,000	940,520
		1,892,120
Auto components—0.19%
BorgWarner, Inc.	9,400	531,664

Automobiles—0.41%
General Motors Co.	33,400	1,116,562

Banks—0.42%
U.S. Bancorp	19,400	857,480
Wells Fargo & Co.	5,250	286,020
		1,143,500
Beverages—0.44%
PepsiCo, Inc.	12,150	1,216,215

Biotechnology—1.91%
Acorda Therapeutics, Inc.*	18,250	665,212
Alnylam Pharmaceuticals, Inc.*	8,900	894,895
Biogen Idec, Inc.*	980	301,536
Bluebird Bio, Inc.*,1	2,750	113,383
Celgene Corp.*	4,000	454,760
Gilead Sciences, Inc.*	13,050	1,309,176
Lexicon Pharmaceuticals, Inc.*,1	321,750	328,185
MacroGenics, Inc.*	2,100	59,346
Regeneron Pharmaceuticals, Inc.*	2,380	990,342
Regulus Therapeutics, Inc.*,1	7,300	136,802
		5,253,637
Building products—0.31%
Martin Marietta Materials, Inc.	3,490	418,940
Owens Corning, Inc.	12,250	426,790
		845,730

UBS U.S. Allocation Fund

Schedule of investments – November 30, 2014 (unaudited)

Security description	Shares	Value ($)
Common stocks—(continued)
Capital markets—0.74%
Affiliated Managers Group, Inc.*	2,900	590,411
Invesco Ltd.	13,900	561,004
Morgan Stanley	25,250	888,295
		2,039,710
Chemicals—1.04%
LyondellBasell Industries NV, Class A	5,200	410,072
Monsanto Co.	5,550	665,500
Praxair, Inc.	9,150	1,174,677
The Sherwin-Williams Co.	2,500	612,150
		2,862,399
Commercial services & supplies—0.08%
Waste Management, Inc.	4,400	214,412

Consumer finance—0.78%
American Express Co.	16,150	1,492,583
Capital One Financial Corp.	7,800	648,960
		2,141,543
Diversified financial services—1.35%
Citigroup, Inc.	28,347	1,529,888
Intercontinental Exchange, Inc.	3,300	745,767
JPMorgan Chase & Co.	24,050	1,446,848
		3,722,503
Electric utilities—0.35%
NextEra Energy, Inc.	9,300	970,827

Electrical equipment—0.22%
AMETEK, Inc.	11,600	591,136

Electronic equipment, instruments & components—0.22%
Jabil Circuit, Inc.	28,750	596,563

Energy equipment & services—1.35%
Baker Hughes, Inc.	19,050	1,085,850
Halliburton Co.	34,200	1,443,240
McDermott International, Inc.*,1	66,000	234,300
Noble Corp. PLC [1]	17,250	310,327

UBS U.S. Allocation Fund

Schedule of investments – November 30, 2014 (unaudited)

Security description	Shares	Value ($)
Common stocks—(continued)
Energy equipment & services—(concluded)
Paragon Offshore PLC [1]	5,750	20,873
Schlumberger Ltd.	7,300	627,435
		3,722,025
Food & staples retailing—0.45%
Rite Aid Corp.*	54,100	296,468
Walgreen Co.	13,600	933,096
		1,229,564
Food products—0.67%
Mondelez International, Inc., Class A	33,250	1,303,400
The Hain Celestial Group, Inc.*	4,700	532,134
		1,835,534
Health care equipment & supplies—0.33%
Baxter International, Inc.	3,200	233,600
Intuitive Surgical, Inc.*	1,280	662,746
		896,346
Health care providers & services—0.76%
Catamaran Corp.*	13,300	677,502
Envision Healthcare Holdings, Inc.*	13,050	461,448
Laboratory Corp. of America Holdings*	3,600	376,704
UnitedHealth Group, Inc.	5,750	567,122
		2,082,776
Hotels, restaurants & leisure—1.14%
Las Vegas Sands Corp.	16,500	1,050,885
Starbucks Corp.	15,150	1,230,331
Yum! Brands, Inc.	10,950	845,888
		3,127,104
Industrial conglomerates—0.99%
Danaher Corp.	18,700	1,562,572
General Electric Co.	43,400	1,149,666
		2,712,238
Insurance—1.10%
ACE Ltd.	5,300	606,002
Aon PLC	6,550	605,810

UBS U.S. Allocation Fund

Schedule of investments – November 30, 2014 (unaudited)

Security description	Shares	Value ($)
Common stocks—(continued)
Insurance—(concluded)
Lincoln National Corp.	17,550	993,856
MetLife, Inc.	14,500	806,345
		3,012,013
Internet & catalog retail—1.39%
Amazon.com, Inc.*	8,410	2,847,962
The Priceline Group, Inc.*	830	962,958
		3,810,920
Internet software & services—1.72%
Alibaba Group Holding Ltd., ADR*	3,400	379,576
Facebook, Inc., Class A*	16,500	1,282,050
Google, Inc., Class A*	2,130	1,169,540
Google, Inc., Class C*	1,520	823,582
LinkedIn Corp., Class A*	2,500	565,675
Yelp, Inc.*,1	8,900	508,101
		4,728,524
IT services—0.71%
ServiceSource International, Inc.*,1	67,450	274,521
Visa, Inc., Class A	6,510	1,680,817
		1,955,338
Life sciences tools & services—0.49%
Bio-Rad Laboratories, Inc., Class A*	4,100	487,039
Thermo Fisher Scientific, Inc.	6,700	866,243
		1,353,282
Machinery—0.96%
Colfax Corp.*	11,000	566,830
Cummins, Inc.	3,000	436,860
Illinois Tool Works, Inc.	7,160	679,699
Parker-Hannifin Corp.	7,400	954,822
		2,638,211
Media—1.46%
The Walt Disney Co.	10,750	994,482
Time Warner Cable, Inc.	8,450	1,261,416
Time Warner, Inc.	8,900	757,568

UBS U.S. Allocation Fund

Schedule of investments – November 30, 2014 (unaudited)

Security description	Shares	Value ($)
Common stocks—(continued)
Media—(concluded)
Viacom, Inc., Class B	13,200	998,316
		4,011,782
Multiline retail—0.37%
JC Penney Co., Inc.*,1	30,800	246,708
Macy’s, Inc.	12,050	782,166
		1,028,874
Oil, gas & consumable fuels—0.60%
Concho Resources, Inc.*	3,500	333,375
EOG Resources, Inc.	6,550	568,016
Exxon Mobil Corp.	4,550	411,957
PDC Energy, Inc.*	11,450	337,889
		1,651,237
Personal products—0.25%
The Estee Lauder Cos., Inc., Class A	9,100	674,674

Pharmaceuticals—1.86%
AbbVie, Inc.	12,600	871,920
Chimerix, Inc.*,1	34,650	1,221,066
Eli Lilly & Co.	10,650	725,478
Hospira, Inc.*	15,300	912,492
Impax Laboratories, Inc.*	15,350	490,432
Mallinckrodt PLC*	5,550	511,821
Teva Pharmaceutical Industries Ltd., ADR	6,650	378,917
		5,112,126
Real estate investment trusts—0.66%
Digital Realty Trust, Inc.	16,450	1,155,941
Simon Property Group, Inc.	3,600	650,880
		1,806,821
Road & rail—0.53%
Canadian Pacific Railway Ltd.	3,285	634,531
Hertz Global Holdings, Inc.*	34,750	824,965
		1,459,496
Semiconductors & semiconductor equipment—1.71%
Altera Corp.	18,700	703,494

UBS U.S. Allocation Fund

Schedule of investments – November 30, 2014 (unaudited)

Security description	Shares	Value ($)
Common stocks—(continued)
Semiconductors & semiconductor equipment—(concluded)
Applied Materials, Inc.	29,500	709,475
Broadcom Corp., Class A	16,000	690,080
Freescale Semiconductor Ltd.*,1	29,750	645,277
Mellanox Technologies Ltd.*	14,030	598,380
Micron Technology, Inc.*	20,790	747,400
NXP Semiconductors NV*	7,770	604,584
		4,698,690
Software—1.83%
Adobe Systems, Inc.*	3,750	276,300
Check Point Software Technologies Ltd.*,1	15,350	1,186,708
Salesforce.com, Inc.*	21,540	1,289,600
ServiceNow, Inc.*	9,100	582,036
Symantec Corp.	42,850	1,117,957
VMware, Inc., Class A*	6,500	571,740
		5,024,341
Specialty retail—0.94%
Best Buy Co., Inc.	16,390	645,930
The Home Depot, Inc.	11,000	1,093,400
The TJX Cos., Inc.	12,850	850,156
		2,589,486
Technology hardware, storage & peripherals—2.44%
Apple, Inc.	51,100	6,077,323
NetApp, Inc.	14,950	636,122
		6,713,445
Telecom carrier—0.20%
Pacific DataVision, Inc.*,2	22,150	553,750

Textiles, apparel & luxury goods—1.24%
Michael Kors Holdings Ltd.*	9,200	705,732
Nike, Inc., Class B	13,000	1,290,770
Ralph Lauren Corp.	7,700	1,423,730
		3,420,232
Tobacco—0.45%
Philip Morris International, Inc.	14,350	1,247,446

UBS U.S. Allocation Fund

Schedule of investments – November 30, 2014 (unaudited)

Security description	Shares	Value ($)
Common stocks—(concluded)
Trading companies & distributors—0.14%
United Rentals, Inc.*	3,500	396,585
Total common stocks (cost—$79,076,923)		98,631,381

Preferred stock—0.00%[3]
Consumer finance—0.00%[3]
Ally Financial, Inc.[1,2,4] (cost — $98)	5	5,019

	Face amount ($)
US government obligations—6.07%
US Treasury Bonds
3.125%, due 08/15/44	1,875,000	1,951,464
3.375%, due 05/15/44	620,000	675,945
US Treasury Inflation Index Bonds (TIPS)
1.375%, due 02/15/44	15	17
US Treasury Inflation Index Notes (TIPS)
0.125%, due 07/15/24	551,342	536,955
US Treasury Notes
0.250%, due 02/28/15	110,000	110,052
0.500%, due 08/31/16	3,650,000	3,657,698
0.500%, due 09/30/16	1,100,000	1,101,805
0.890%, due 04/30/16[5]	6,500,000	6,500,605
1.750%, due 09/30/19	1,275,000	1,290,540
2.125%, due 09/30/21	325,000	329,900
2.375%, due 08/15/24	525,000	533,449
Total US government obligations (cost—$16,566,120)		16,688,430

Mortgage & agency debt securities—6.54%
Federal Home Loan Mortgage Corporation Certificates,**
5.000%, due 03/01/38	72,359	80,235
5.000%, due 11/01/38	7,615	8,431
5.500%, due 05/01/37	405,563	456,475
5.500%, due 08/01/40	52,287	58,770
6.500%, due 08/01/28	131,594	153,688
3.000% TBA	725,000	732,392
3.500% TBA	1,250,000	1,321,731
4.000% TBA	700,000	746,430
Federal National Mortgage Association Certificates,**
3.000%, due 03/01/27	133,730	139,515
3.000%, due 08/01/27	199,532	208,349
3.000%, due 09/01/27	175,925	183,698

UBS U.S. Allocation Fund

Schedule of investments – November 30, 2014 (unaudited)

Security description	Face amount ($)	Value ($)
Mortgage & agency debt securities—(concluded)
Federal National Mortgage Association Certificates**—(concluded)
3.500%, due 10/01/42	298,300	311,933
4.000%, due 12/01/39	200,584	214,416
4.000%, due 02/01/41	101,694	108,744
4.000%, due 09/01/41	271,347	290,059
4.500%, due 09/01/37	544,414	595,894
4.500%, due 07/01/41	213,984	232,967
5.000%, due 10/01/39	39,594	43,936
5.000%, due 05/01/40	46,516	51,740
5.500%, due 08/01/39	152,336	170,824
7.000%, due 08/01/32	240,761	290,743
7.500%, due 02/01/33	4,701	5,344
3.000% TBA	1,000,000	1,010,781
3.500% TBA	3,300,000	3,439,476
4.000% TBA	1,950,000	2,081,930
4.500% TBA	1,375,000	1,494,346
5.500% TBA	325,000	363,848
Government National Mortgage Association Certificates I,
4.000%, due 07/15/42	151,172	163,468
Government National Mortgage Association Certificates II,
6.000%, due 11/20/28	1,331	1,510
6.000%, due 02/20/29	3,064	3,572
6.000%, due 02/20/34	412,390	467,384
3.500% TBA	950,000	997,945
4.000% TBA	1,075,000	1,153,021
4.500% TBA	350,000	383,031
Total mortgage & agency debt securities (cost—$17,665,996)		17,966,626

Collateralized mortgage obligation—0.04%
First Horizon Mortgage Pass-Through Trust, Series 2004-FL1, Class 1A1,
0.425%, due 02/25/35[5] (cost — $123,514)	123,514	111,045

Asset-backed securities—0.39%
AmeriCredit Automobile Receivables Trust,
Series 2014-1, Class B, 1.680%, due 07/08/19	100,000	100,165
Series 2014-1, Class D, 2.540%, due 06/08/20	200,000	198,617
Capital Auto Receivables Asset Trust,
Series 2013-3, Class B, 2.320%, due 07/20/18	225,000	229,281
Series 2014-1, Class C, 2.840%, due 04/22/19	300,000	305,695

UBS U.S. Allocation Fund

Schedule of investments – November 30, 2014 (unaudited)

Security description	Face amount ($)	Value ($)
Asset-backed securities—(concluded)
Ford Credit Auto Owner Trust, Series 2014-A, Class C,
1.900%, due 09/15/19	250,000	252,050
Total asset-backed securities (cost—$1,077,115)		1,085,808

Commercial mortgage-backed securities—1.57%
Boca Hotel Portfolio Trust, Series 2013-BOCA, Class C
2.305%, due 08/15/26[2,5]	250,000	250,458
CDGJ Commercial Mortgage Trust, Series 2014-BXCH, Class DPA,
3.150%, due 12/15/16[5,6]	100,000	100,000
CG-CCRE Commercial Mortgage Trust, Series 2014-FL1, Class C,
1.906%, due 06/15/31[2,5]	150,000	149,216
COMM Mortgage Trust, Series 2014-LC15, Class C,
5.109%, due 04/10/47[5]	250,000	266,283
Commercial Mortgage Loan Trust, Series 2008-LS1, Class A4B,
6.241%, due 12/10/49[5]	279,989	304,212
Commercial Mortgage Trust, Series 2007-GG11, Class A4,
5.736%, due 12/10/49	100,000	109,447
Extended Stay America Trust, Series 2013-ESH7, Class B7,
3.604%, due 12/05/31[2]	225,000	231,436
FDIC Structured Sale Guaranteed Notes, Series 2010-C1, Class A,
2.980%, due 12/06/20[2]	125,278	129,431
GS Mortgage Securities Trust, Series 2014-GSFL, Class D,
4.055%, due 07/15/31[2,5]	300,000	300,011
JP Morgan Chase Commercial Mortgage Securities Corp.,
Series 2007-LD11, Class A4, 5.975%, due 06/15/49[5]	425,000	459,962
Series 2013-JWRZ, Class D, 3.145%, due 04/15/30[2,5,7]	150,000	150,080
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2014-FL5, Class D,
3.655%, due 07/15/31[2,5]	300,000	301,310
JPMBB Commercial Mortgage Securities Trust, Series 2014-C22, Class C,
4.714%, due 09/15/47[5]	300,000	307,118
MSBAM Trust,
Series 2013-C7, Class B, 3.769%, due 02/15/46	50,000	51,060
Series 2013-C8, Class B, 3.813%, due 12/15/48[5]	250,000	253,468
Series 2013-C10, Class C, 4.218%, due 07/15/46[5]	150,000	152,407

UBS U.S. Allocation Fund

Schedule of investments – November 30, 2014 (unaudited)

Security description	Face amount ($)	Value ($)
Commercial mortgage-backed securities—(concluded)
NLY Commercial Mortgage Trust, Series 2014-FL1, Class B,
1.905%, due 11/15/30[2,5]	175,000	175,418
Wachovia Bank Commercial Mortgage Trust,
Series 2007-C32, Class A3, 5.903%, due 06/15/49[5]	200,000	216,590
Series 2007-C34, Class AM, 5.818%, due 05/15/46[5]	175,000	191,177
WF-RBS Commercial Mortgage Trust, Series 2013-C12, Class B,
3.863%, due 03/15/48[5]	200,000	205,556
Total commercial mortgage-backed securities (cost—$4,306,515)		4,304,640

Corporate bonds—7.14%
Aerospace & defense—0.03%
Huntington Ingalls Industries, Inc.
7.125%, due 03/15/21	75,000	81,469

Automobile OEM—0.09%
Ford Motor Co.
7.450%, due 07/16/31	175,000	236,227

Automotive parts—0.08%
Schaeffler Holding Finance BV
6.875%, due 08/15/18[2,8]	200,000	209,250

Banking-non-US—0.38%
Barclays Bank PLC
5.140%, due 10/14/20	250,000	274,311
Caixa Economica Federal
2.375%, due 11/06/17[2]	150,000	145,500
HSBC Holdings PLC
6.500%, due 09/15/37	100,000	127,161
Lloyds TSB Bank PLC
6.500%, due 09/14/20[2]	205,000	238,649
RBS Capital Trust II
6.425%, due 01/03/34[5,9]	50,000	52,250
Royal Bank of Scotland Group PLC
6.125%, due 12/15/22	100,000	109,345

UBS U.S. Allocation Fund

Schedule of investments – November 30, 2014 (unaudited)

Security description	Face amount ($)	Value ($)
Corporate bonds—(continued)
Banking-non-US—(concluded)
Santander US Debt SA Unipersonal
3.724%, due 01/20/15[2]	100,000	100,383
		1,047,599
Banking-US—0.67%
Bank of America Corp.
4.200%, due 08/26/24	130,000	132,664
CIT Group, Inc.
5.500%, due 02/15/19[2]	100,000	106,000
Citigroup, Inc.
5.500%, due 09/13/25	450,000	503,005
JPMorgan Chase & Co.
3.875%, due 09/10/24	130,000	131,345
Morgan Stanley
3.750%, due 02/25/23	75,000	77,146
4.875%, due 11/01/22	160,000	172,573
Synchrony Financial
4.250%, due 08/15/24	80,000	81,725
The Goldman Sachs Group, Inc.
5.750%, due 01/24/22	110,000	127,368
6.150%, due 04/01/18	175,000	198,193
7.500%, due 02/15/19	80,000	95,879
Wells Fargo Bank N.A.
5.950%, due 08/26/36	160,000	202,119
		1,828,017
Building materials—0.12%
Owens Corning, Inc.
6.500%, due 12/01/16[7]	2,000	2,193
Summit Materials LLC/Summit Materials Finance Corp.
10.500%, due 01/31/20	50,000	55,625
USG Corp.
5.875%, due 11/01/21[2]	125,000	128,754
Vulcan Materials Co.
7.500%, due 06/15/21	125,000	146,562
		333,134

UBS U.S. Allocation Fund

Schedule of investments – November 30, 2014 (unaudited)

Security description	Face amount ($)	Value ($)
Corporate bonds—(continued)
Cable—0.06%
Comcast Corp.
6.300%, due 11/15/17	60,000	68,397
6.950%, due 08/15/37	60,000	82,909
		151,306
Chemicals—0.21%
CF Industries, Inc.
3.450%, due 06/01/23	210,000	208,566
INEOS Group Holdings SA
6.125%, due 08/15/18[1,2]	200,000	196,770
LYB International Finance BV
4.875%, due 03/15/44	70,000	74,260
Valspar Corp.
4.200%, due 01/15/22	100,000	106,989
		586,585
Commercial services—0.07%
The ADT Corp.
3.500%, due 07/15/22	120,000	105,000
6.250%, due 10/15/21[1]	75,000	78,563
		183,563
Consumer products—0.12%
Party City Holdings, Inc.
8.875%, due 08/01/20	100,000	107,750
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA
8.250%, due 02/15/21[1,7]	200,000	208,750
		316,500
Consumer services—0.02%
XLIT Ltd.
6.375%, due 11/15/24	40,000	47,684

Electric-generation—0.14%
Calpine Corp.
6.000%, due 01/15/22[2]	125,000	133,437
NRG Energy, Inc.
6.250%, due 07/15/22	125,000	128,438

UBS U.S. Allocation Fund

Schedule of investments – November 30, 2014 (unaudited)

Security description	Face amount ($)	Value ($)
Corporate bonds—(continued)
Electric-generation—(concluded)
Tennessee Valley Authority
2.875%, due 09/15/24	120,000	121,548
		383,423
Electric-integrated—0.09%
E.ON International Finance BV
5.800%, due 04/30/18[2]	80,000	90,804
PPL Capital Funding, Inc.
3.950%, due 03/15/24	50,000	52,075
Southwestern Electric Power Co.
3.550%, due 02/15/22	105,000	108,342
		251,221
Energy-exploration & production—0.15%
American Energy-Permian Basin LLC/AEPB Finance Corp.
7.125%, due 11/01/20[1,2]	100,000	81,000
Continental Resources, Inc.
4.900%, due 06/01/44	90,000	82,551
Midstates Petroleum Co., Inc./Midstates Petroleum Co. LLC
10.750%, due 10/01/20[1]	150,000	129,750
Oasis Petroleum, Inc.
6.875%, due 03/15/22	125,000	117,500
		410,801
Energy-independent—0.11%
Anadarko Finance Co. Series B
7.500%, due 05/01/31	80,000	106,092
Anadarko Petroleum Corp.
6.200%, due 03/15/40	50,000	58,603
Devon Energy Corp.
5.600%, due 07/15/41	80,000	90,453
Key Energy Services, Inc.
6.750%, due 03/01/21	75,000	57,750
		312,898
Energy-integrated—0.03%
Total Capital International SA
3.750%, due 04/10/24	80,000	83,703

UBS U.S. Allocation Fund

Schedule of investments – November 30, 2014 (unaudited)

Security description	Face amount ($)	Value ($)
Corporate bonds—(continued)
Energy-oilfield services—0.02%
Transocean, Inc.
3.800%, due 10/15/22[1]	75,000	64,750

Energy-refining & marketing—0.05%
Valero Energy Corp.
6.625%, due 06/15/37	115,000	139,936

Finance-diversified—0.08%
Merrill Lynch & Co., Inc.
6.110%, due 01/29/37	100,000	118,525
Ventas Realty LP/Ventas Capital Corp.
2.700%, due 04/01/20	100,000	99,695
		218,220
Finance-non-captive diversified—0.09%
Ally Financial, Inc.
8.000%, due 03/15/20	81,000	95,985
General Electric Capital Corp.
6.750%, due 03/15/32	110,000	147,498
		243,483
Finance-other—0.12%
General Electric Capital Corp. MTN
4.650%, due 10/17/21	100,000	112,120
SLM Corp. MTN
8.000%, due 03/25/20	100,000	112,875
SquareTwo Financial Corp.
11.625%, due 04/01/17[1]	100,000	99,250
		324,245
Food—0.04%
Kraft Foods Group, Inc.
5.000%, due 06/04/42	100,000	108,115

Food/beverage—0.27%
Agrokor D.D.
8.875%, due 02/01/20[2]	200,000	216,104
Anheuser-Busch InBev Worldwide, Inc.
2.500%, due 07/15/22	65,000	63,174
8.200%, due 01/15/39	60,000	91,405
Diamond Foods, Inc.
7.000%, due 03/15/19[2]	25,000	25,750

UBS U.S. Allocation Fund

Schedule of investments – November 30, 2014 (unaudited)

Security description	Face amount ($)	Value ($)
Corporate bonds—(continued)
Food/beverage—(concluded)
Mondelez International, Inc.
4.000%, due 02/01/24	150,000	157,177
The Kroger Co.
3.850%, due 08/01/23	110,000	113,971
Tyson Foods, Inc.
4.875%, due 08/15/34	80,000	86,199
		753,780
Gaming—0.10%
GLP Capital LP/GLP Financing II, Inc.
4.875%, due 11/01/20	150,000	152,625
Shingle Springs Tribal Gaming Authority
9.750%, due 09/01/21[2]	100,000	112,750
Tunica-Biloxi Gaming Authority
9.000%, due 11/15/15[10]	15,000	8,925
		274,300
Gas distributors—0.08%
Sempra Energy
4.050%, due 12/01/23	100,000	106,206
9.800%, due 02/15/19	90,000	116,780
		222,986
Gas pipelines—0.49%
El Paso Pipeline Partners Operating Co. LLC
5.000%, due 10/01/21	85,000	91,706
Energy Transfer Partners LP
5.200%, due 02/01/22	140,000	152,937
9.000%, due 04/15/19	140,000	176,329
Kinder Morgan Energy Partners LP
3.950%, due 09/01/22	275,000	276,527
6.500%, due 09/01/39	55,000	61,313
Kinder Morgan, Inc.
7.000%, due 02/01/18	150,000	167,371
Sabine Pass Liquefaction LLC
5.625%, due 02/01/21[7]	200,000	204,500
The Williams Cos., Inc.
3.700%, due 01/15/23	120,000	112,952

UBS U.S. Allocation Fund

Schedule of investments – November 30, 2014 (unaudited)

Security description	Face amount ($)	Value ($)
Corporate bonds—(continued)
Gas pipelines—(concluded)
Williams Partners LP
4.300%, due 03/04/24	90,000	92,813
		1,336,448
Health care—0.15%
CHS/Community Health Systems, Inc.
7.125%, due 07/15/20	100,000	105,750
ExamWorks Group, Inc.
9.000%, due 07/15/19	170,000	181,050
Tenet Healthcare Corp.
6.000%, due 10/01/20	125,000	132,969
		419,769
Insurance-life—0.19%
Hartford Financial Services Group, Inc.
5.950%, due 10/15/36	100,000	122,125
Lincoln National Corp.
7.000%, due 06/15/40	90,000	122,443
Principal Financial Group, Inc.
8.875%, due 05/15/19	110,000	139,561
Prudential Financial, Inc. MTN
6.625%, due 12/01/37	100,000	128,911
		513,040
Insurance-personal & casualty—0.04%
Liberty Mutual Group, Inc.
10.750%, due 06/15/58[2,5]	70,000	107,800

Leisure—0.03%
Royal Caribbean Cruises Ltd.
5.250%, due 11/15/22	75,000	78,375

Lodging—0.15%
Host Hotels & Resorts LP
3.750%, due 10/15/23	110,000	109,473
Starwood Hotels & Resorts Worldwide, Inc.
4.500%, due 10/01/34	80,000	79,747

UBS U.S. Allocation Fund

Schedule of investments – November 30, 2014 (unaudited)

Security description	Face amount ($)	Value ($)
Corporate bonds—(continued)
Lodging—(concluded)
Wyndham Worldwide Corp.
5.625%, due 03/01/21	200,000	223,004
		412,224
Media-broadcast/outdoor—0.05%
21st Century Fox America, Inc.
5.400%, due 10/01/43	25,000	29,066
6.200%, due 12/15/34	45,000	56,976
iHeartCommunications, Inc.
14.000%, due 02/01/21[1,8]	51,118	41,917
		127,959
Media-cable—0.40%
Altice SA
7.750%, due 05/15/22[2]	200,000	206,750
CCO Holdings LLC/CCO Holdings Capital Corp.
6.500%, due 04/30/21	225,000	236,812
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.
6.000%, due 08/15/40	160,000	180,516
Numericable-SFR
6.250%, due 05/15/24[2]	200,000	203,750
TCI Communications, Inc.
7.875%, due 02/15/26	50,000	69,994
Time Warner Cable, Inc.
6.550%, due 05/01/37	40,000	50,844
Time Warner Entertainment Co. LP
8.375%, due 03/15/23	80,000	108,352
Time Warner, Inc.
6.100%, due 07/15/40	45,000	53,955
		1,110,973
Media-non cable—0.12%
Gannett Co., Inc.
6.375%, due 10/15/23	100,000	107,625
Intelsat Jackson Holdings SA
5.500%, due 08/01/23	100,000	98,500
Intelsat Luxembourg SA
7.750%, due 06/01/21	125,000	129,531
		335,656

UBS U.S. Allocation Fund

Schedule of investments – November 30, 2014 (unaudited)

Security description	Face amount ($)	Value ($)
Corporate bonds—(continued)
Metals & mining—0.30%
ArcelorMittal
7.500%, due 10/15/39[7]	100,000	103,500
Barrick Gold Corp.
3.850%, due 04/01/22	120,000	117,267
Freeport-McMoran Oil & Gas LLC/FCX Oil & Gas, Inc.
6.500%, due 11/15/20	59,000	64,163
6.875%, due 02/15/23	71,000	80,109
Steel Dynamics, Inc.
5.250%, due 04/15/23	50,000	51,875
Teck Resources Ltd.
6.250%, due 07/15/41	125,000	124,689
TMS International Corp.
7.625%, due 10/15/21[2]	150,000	157,125
Vale Overseas Ltd.
4.375%, due 01/11/22	95,000	94,497
6.875%, due 11/21/36	35,000	38,129
		831,354
Metals/mining excluding steel—0.07%
Penn Virginia Resource Partners LP/Penn Virginia Resource Finance Corp. II
8.375%, due 06/01/20	179,000	194,215

Oil & gas—0.17%
Petrobras Global Finance BV
3.250%, due 03/17/17	80,000	78,856
Petrobras International Finance Co.
5.375%, due 01/27/21	190,000	189,582
Petroleos Mexicanos
3.500%, due 07/18/18	100,000	103,250
3.500%, due 01/30/23	110,000	106,700
		478,388
Oil field equipment & services—0.14%
Hiland Partners LP/Hiland Partners Finance Corp.
7.250%, due 10/01/20[2]	125,000	130,625
Pacific Drilling SA
5.375%, due 06/01/20[2]	250,000	197,500

UBS U.S. Allocation Fund

Schedule of investments – November 30, 2014 (unaudited)

Security description	Face amount ($)	Value ($)
Corporate bonds—(continued)
Oil field equipment & services—(concluded)
Seventy Seven Energy, Inc.
6.500%, due 07/15/22[2]	75,000	57,375
		385,500
Pharmaceuticals—0.34%
Celgene Corp.
4.000%, due 08/15/23	140,000	146,826
ConvaTec Healthcare SA
10.500%, due 12/15/18[2]	200,000	211,750
Endo Finance LLC & Endo FinCo, Inc.
7.250%, due 01/15/22[2]	25,000	26,750
Mylan, Inc.
2.550%, due 03/28/19	50,000	50,057
2.600%, due 06/24/18	100,000	101,838
Teva Pharmaceutical Finance Co. BV
2.400%, due 11/10/16	125,000	128,081
Teva Pharmaceutical Finance IV BV
3.650%, due 11/10/21	90,000	92,234
Valeant Pharmaceuticals International
7.000%, due 10/01/20[2]	175,000	183,750
		941,286
Railroads—0.06%
Burlington Northern Santa Fe LLC
5.150%, due 09/01/43	60,000	67,772
6.150%, due 05/01/37	25,000	31,742
Norfolk Southern Corp.
3.250%, due 12/01/21	50,000	51,581
		151,095
Real estate investment trusts—0.10%
Boston Properties LP
3.800%, due 02/01/24	150,000	153,491
ERP Operating LP
4.750%, due 07/15/20	35,000	38,954
Ventas Realty LP
3.750%, due 05/01/24	90,000	90,321
		282,766
Retail-specialty—0.06%
Michaels FinCo Holdings LLC/Michaels FinCo, Inc.
7.500%, due 08/01/18[1,2,8]	11,000	11,220

UBS U.S. Allocation Fund

Schedule of investments – November 30, 2014 (unaudited)

Security description	Face amount ($)	Value ($)
Corporate bonds—(continued)
Retail-specialty—(concluded)
Michaels Stores, Inc.
5.875%, due 12/15/20[2]	100,000	101,000
Petco Animal Supplies, Inc.
9.250%, due 12/01/18[1,2]	60,000	62,700
		174,920
Software/services—0.05%
Xerox Corp.
3.800%, due 05/15/24	150,000	147,381

Technology-hardware—0.10%
Equinix, Inc.
5.375%, due 04/01/23	100,000	100,375
NCR Corp.
6.375%, due 12/15/23	75,000	78,000
NXP BV/NXP Funding LLC
5.750%, due 02/15/21[2]	100,000	105,750
		284,125
Technology-software—0.13%
Epicor Software Corp.
8.625%, due 05/01/19	115,000	121,037
First Data Corp.
12.625%, due 01/15/21	200,000	238,000
		359,037
Telecom-wireless—0.19%
America Movil SAB de CV
3.125%, due 07/16/22	40,000	39,740
5.000%, due 03/30/20	135,000	150,251
Rogers Communications, Inc.
5.000%, due 03/15/44	140,000	147,239
Sprint Corp.
7.250%, due 09/15/21	175,000	178,500
		515,730
Telephone-integrated—0.28%
Frontier Communications Corp.
8.500%, due 04/15/20	125,000	143,125
Motorola Solutions, Inc.
3.500%, due 03/01/23	180,000	177,174

UBS U.S. Allocation Fund

Schedule of investments – November 30, 2014 (unaudited)

Security description	Face amount ($)	Value ($)
Corporate bonds—(concluded)
Telephone-integrated—(concluded)
Sprint Communications, Inc.
9.000%, due 11/15/18[2]	175,000	202,562
Verizon Communications, Inc.
1.984%, due 09/14/18[5]	80,000	83,848
6.400%, due 09/15/33	140,000	173,299
		780,008
Textiles & apparel—0.02%
The William Carter Co.
5.250%, due 08/15/21	50,000	51,874

Tobacco—0.15%
Altria Group, Inc.
5.375%, due 01/31/44	75,000	83,645
9.950%, due 11/10/38	21,000	35,995
Imperial Tobacco Finance PLC
3.500%, due 02/11/23[2]	130,000	128,235
Philip Morris International, Inc.
2.900%, due 11/15/21	150,000	151,843
		399,718
Transportation services—0.14%
FedEx Corp.
3.875%, due 08/01/42	80,000	74,912
Navios Maritime Acquisition Corp./Navios Acquisition Finance US, Inc.
8.125%, due 11/15/21[2]	75,000	76,500
Ryder System, Inc.
2.350%, due 02/26/19	95,000	95,274
2.550%, due 06/01/19	140,000	141,159
		387,845
Total corporate bonds (cost—$19,281,057)		19,620,681

Non-US government obligations—0.24%
Chile Government International Bond
3.250%, due 09/14/21	100,000	103,925
Mexico Government International Bond
4.000%, due 10/02/23	230,000	242,592
6.750%, due 09/27/34	30,000	39,038
Philippine Government International Bond
10.625%, due 03/16/25	80,000	127,800

UBS U.S. Allocation Fund

Schedule of investments – November 30, 2014 (unaudited)

Security description	Face amount ($)	Value ($)
Non-US government obligations—(concluded)
Turkey Government International Bond
6.750%, due 04/03/18	120,000	135,150
Total non-US government obligations (cost—$643,004)		648,505

Municipal bonds and notes—0.27%
California—0.15%
California (Build America Bonds)
7.550%, due 04/01/39	180,000	272,457
Los Angeles Unified School District (Build America Bonds)
6.758%, due 07/01/34	100,000	137,026
		409,483
Illinois—0.12%
Chicago Transit Authority Sales & Transfer Tax Receipts Revenue, Taxable Pension Funding, Series A,
6.899%, due 12/01/40	55,000	68,741
State of Illinois
5.877%, due 03/01/19	225,000	251,267
		320,008
Total municipal bonds and notes (cost—$689,665)		729,491

Repurchase agreement—44.99%
Repurchase agreement dated 11/28/14 with State Street Bank and Trust Co., 0.000% due 12/01/14, collateralized by $77,707,651 Federal Home Loan Mortgage Corp. obligations, 2.000% to 2.070% due 11/07/22 to 01/30/23 and $54,216,244 Federal National Mortgage Association obligations, 2.110% to 2.120% due 11/07/22; (value—$126,094,859); proceeds: $123,622,000 (cost — $123,622,000)	123,622,000	123,622,000

	Shares
Investment of cash collateral from securities loaned—1.87%
Money market fund—1.87%
UBS Private Money Market Fund LLC[11] (cost — $5,132,995)	5,132,995	5,132,995
Total investments (cost — $268,185,002) [12]— 105.01%		288,546,621
Liabilities in excess of other assets — (5.01)%		(13,767,082)
Net assets — 100.00%		$274,779,539

UBS U.S. Allocation Fund

Schedule of investments – November 30, 2014 (unaudited)

Aggregate cost for federal income tax purposes was substantially the same for book purposes and net unrealized appreciation consisted of:

Gross unrealized appreciation	$22,969,549
Gross unrealized depreciation	(2,607,930)
Net unrealized appreciation	$20,361,619

Futures contracts

Number of contracts		Expiration date	Cost($)	Current value($)	Unrealized appreciation (depreciation)($)
US Treasuy futures buy contracts:
36	Ultra Long US Treasury Bond Futures	March 2015	5,677,213	5,789,250	112,037
24	US Treasury Note 10 Year Futures	March 2015	3,024,164	3,049,125	24,961
Index futures buy contracts:
111	Russell 2000 Mini Index Futures	December 2014	12,667,032	13,004,760	337,728
815	S&P 500 E-Mini Index Futures	December 2014	80,247,066	84,201,725	3,954,659
268	S&P 500 E-Mini Industrial Sector Futures	December 2014	14,360,378	15,200,960	840,582
			115,975,853	121,245,820	5,269,967

			Proceeds($)
Index futures sell contracts:
176	NASDAQ 100 E-Mini Index Futures	December 2014	14,169,514	15,270,640	(1,101,126)
312	S&P 500 E-Mini Consumer Staples Sector Futures	December 2014	14,026,428	15,366,000	(1,339,572)
			28,195,942	30,636,640	(2,440,698)
					2,829,269

UBS U.S. Allocation Fund

Schedule of investments – November 30, 2014 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of November 30, 2014 in valuing the Fund’s investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Assets
Common stocks	98,077,631	553,750	—	98,631,381
Preferred stock	—	5,019	—	5,019
US government obligations	—	16,688,430	—	16,688,430
Mortgage & agency debt securities	—	17,966,626	—	17,966,626
Collateralized mortgage obligation	—	111,045	—	111,045
Asset-backed securities	—	1,085,808	—	1,085,808
Commercial mortgage-backed securities	—	4,304,640	—	4,304,640
Corporate bonds	—	19,620,681	—	19,620,681
Non-US government obligations	—	648,505	—	648,505
Municipal bonds and notes	—	729,491	—	729,491
Repurchase agreement	—	123,622,000	—	123,622,000
Investment of cash collateral from securities loaned	—	5,132,995	—	5,132,995
Futures contracts	5,269,967	—	—	5,269,967
Total	103,347,598	190,468,990	—	293,816,588

Liabilities
Futures contracts	(2,440,698)	—	—	(2,440,698)

At November 30, 2014, there were no transfers between Level 1 and Level 2.

Issuer breakdown by country or territory of origin

	Percentage of total investments(%)
United States	94.7
Israel	0.8
United Kingdom	0.6
Canada	0.6
Netherlands	0.6
Bermuda	0.4
Luxembourg	0.4
Curacao	0.3
Cayman Islands	0.3
British Virgin Islands	0.2
Mexico	0.2
Switzerland	0.2
Ireland	0.2
France	0.1
Panama	0.1
Croatia	0.1
Brazil	0.1
Turkey	0.1
Philippines	0.0	†
Chile	0.0	†
Spain	0.0	†
Liberia	0.0	†
Marshall Islands	0.0	†
Total	100.0

UBS U.S. Allocation Fund

Schedule of investments – November 30, 2014 (unaudited)

†	Amount represents less than 0.05%

Portfolio footnotes

	*	Non-income producing security.
**

On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship, and the US Treasury guaranteed the debt issued by those organizations.

	1	Security, or portion thereof, was on loan at November 30, 2014.
2

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities, which represent 2.26% of net assets as of November 30, 2014, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

	3	Amount represents less than 0.005%.
	4	Cumulative preferred stock. The next call date is December 29, 2014.
5

Variable or floating rate security. The interest rate shown is the current rate as of November 30, 2014 and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.

	6	Security is being fair valued by a valuation committee under the direction of the board of trustees.
	7	Step bond that converts to the noted fixed rate at a designated future date.
	8	Payment-in-kind security. Income may be paid in cash or additional notes, at the discretion of the issuer.
	9	Perpetual bond security. The maturity date reflects the next call date.
	10	Illiquid investment as of November 30, 2014.
11

Investment in affiliated investment company. The table below details the Fund’s transaction activity in affiliated issuers for the three months ended November 30, 2014. The advisor earns a management fee from UBS Private Money Market Fund LLC. Please see notes to financial statements in the most recent shareholder report for further information.

Security description	Value at 08/30/14($)	Purchases during the three months ended 11/30/14($)	Sales during the three months ended 11/30/14($)	Value at 11/30/14($)	Net income earned from affiliate for the three months ended 11/30/14($)
UBS Private Money Market Fund LLC	3,160,037	14,795,533	12,822,575	5,132,995	109

12

Includes $6,042,739 of investments in securities on loan, at value plus accrued interest and dividends, if any. The portfolio includes cash collateral of $5,132,995 and non-cash collateral of $1,192,886.

Portfolio acronyms

ADR	American Depositary Receipt
FDIC	Federal Deposit Insurance Corporation
MTN	Medium Term Note
OEM	Original Equipment Manufacturer
TBA

(To Be Announced) Security is purchased on a forward commitment basis with an approximate principal amount (generally +/- 1.0%) and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

TIPS

Treasury inflation protected securities (“TIPS”) are debt securities issued by the US Treasury whose principal and/or interest payments are adjusted for inflation, unlike debt securities that make fixed principal and interest payments. The interest rate paid by the TIPS is fixed, while the principal value rises or falls based on changes in a published Consumer Price Index (“CPI”). Thus, if inflation occurs, the principal and interest payments on TIPS are adjusted accordingly to protect investors from inflationary loss. During a deflationary period, the principal and interest payments decrease, although the TIPS principal amounts will not drop below their face amounts at maturity. In exchange for the inflation protection, the TIPS generally pay lower interest rates than typical US Treasury securities. Only if inflation occurs will TIPS offer a higher real yield than a conventional Treasury bond of the same maturity.

The Fund calculates its net asset value on days that the New York Stock Exchange (“NYSE”) is open. The Fund calculates net asset value separately for each class as of the close of regular trading on the NYSE (generally, 4:00 p.m., Eastern time). If trading on the NYSE is halted for the day before 4:00 p.m., Eastern time, the Fund’s net asset value per share will be calculated as of the time trading was halted.

The Fund calculates its net asset value based on the current market value, where available, for its portfolio securities. The Fund normally obtains market values for its investments from independent pricing sources and broker-dealers. Independent pricing sources may use reported last sale prices, official market closing prices, current market quotations or valuations from computerized evaluation systems that derive values based on comparable investments. An evaluation system incorporates parameters such as security quality, maturity and coupon, and/or research and evaluation by its staff, including review of broker-dealer market price quotations, if available, in determining the valuation of the portfolio investments. Investments also may be valued based on appraisals derived from information concerning the investments or similar investments received from recognized dealers in those holdings.

Investments traded in the over-the-counter (“OTC”) market and listed on The NASDAQ Stock Market, Inc. (“NASDAQ”) normally are valued at the NASDAQ Official Closing Price. Other OTC securities are valued at the last bid price on the valuation date available prior to valuation. Investments which are listed on US and foreign stock exchanges normally are valued at the market closing price, the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. In cases where investments are traded on more than one exchange, the investments are valued on the exchange designated as the primary market by UBS Global Asset Management (Americas) Inc. (“UBS Global AM” or the “Advisor”), the investment advisor of the Fund. UBS Global AM is an indirect wholly owned asset management subsidiary of UBS AG, an internationally diversified organization with headquarters in Zurich and Basel, Switzerland and operations in many areas of the financial services industry. If a market value is not readily available from an independent pricing source for a particular security, that investment is valued at fair value as determined in good faith by or under the direction of the Board of Trustees (the “Board”). Various factors may be reviewed in order to make a good faith determination of an instrument’s fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; and changes in overall market conditions. If events occur that materially affect the value of securities (particularly non-US securities) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange, these securities are fair valued.

The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt-instruments with 60 days or less remaining to maturity, unless the Board determines that this does not represent fair value. Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Pursuant to the Fund’s use of the practical expedient within ASC Topic 820, investments in non-registered investment companies are also valued at the daily net asset value. Futures contracts are generally valued at the settlement price established each day on the exchange on which they are traded. Swaps are marked-to-market daily based upon values from third party vendors or quotations from market makers to the extent available. In the event that the market quotations are not readily available or deemed unreliable, the swap is valued at fair value as determined in good faith by or under the direction of the Board.

The Board has delegated to the UBS Global AM Global Valuation Committee (“GVC”) the responsibility for making fair value determinations with respect to the Fund’s holdings. The GVC is comprised of representatives of management, including members of the investment team. The GVC provides reports to the Board at each quarterly meeting regarding any investments that have been fair valued, valued pursuant to standing instructions approved by the GVC, or where non-vendor pricing sources had been used to make fair value determinations when sufficient information exists during the prior quarter. Fair valuation determinations are subject to review at least monthly by the GVC during scheduled meetings. Pricing decisions, processes, and controls over fair value determinations are subject to internal and external reviews, including annual internal compliance reviews and periodic internal audit reviews of securities valuations.

US generally accepted accounting principles (“US GAAP”) requires disclosure regarding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical investments.

Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.

Level 3—Unobservable inputs inclusive of the Fund’s own assumptions in determining the fair value of investments.

In accordance with the requirements of US GAAP, a fair value hierarchy has been included near the end of the Fund’s Schedule of investments.

In January 2013, Accounting Standards Update 2013-01 (“ASU 2013-01”), “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities”, replaced Accounting Standards Update 2011-11 (“ASU 2011-11”), “Disclosures about Offsetting Assets and Liabilities”. ASU 2013-01 is effective for fiscal years beginning on or after January 1, 2013, and interim periods within those annual periods. ASU 2011-11 was intended to enhance disclosure requirements on the offsetting of financial assets and liabilities. ASU 2013-01 limits the scope of the new balance sheet offsetting disclosures to derivatives, repurchase and reverse repurchase agreements, and securities lending and borrowing transactions to the extent that they are (1) offset in the financial statements or (2) subject to an enforceable master netting arrangement or similar agreement.

For more information regarding the Fund’s other significant accounting policies, please refer to the Fund’s annual report to shareholders dated August 31, 2014.

Item 2.  Controls and Procedures.

(a)           The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)           The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

(a)               Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act are attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UBS Investment Trust

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	January 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	January 29, 2015

By:	/s/ Thomas Disbrow
Thomas Disbrow
Vice President and Treasurer

Date:	January 29, 2015